UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ July 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	Belgium (1.7%)
	Chemicals
59,998	Umicore SA	$2,661,266

	Finland (1.8%)
	Machinery
46,910	Kone Oyj, Class B	2,914,762

	France (8.1%)
	Commercial Banks
76,971	BNP Paribas SA	2,857,253
93,807	Societe Generale SA (a)	2,078,716

		4,935,969

	Electrical Equipment
53,612	Schneider Electric SA	3,036,332

	Hotels, Restaurants & Leisure
70,571	Accor SA	2,350,069

	Media
104,082	SES SA	2,506,182

	Total France	12,828,552

	Germany (15.0%)
	Automobiles
76,401	Daimler AG (Registered)	3,826,893
16,415	Volkswagen AG (Preference)	2,807,385

		6,634,278

	Health Care Providers & Services
35,486	Fresenius SE & Co. KGaA	3,789,858

	Industrial Conglomerates
51,616	Siemens AG (Registered)	4,388,424

	Insurance
21,287	Muenchener Rueckversicherungs AG (Registered)	3,027,740

	Machinery
21,428	MAN SE	2,011,914

	Pharmaceuticals
49,685	Bayer AG (Registered)	3,784,708

	Total Germany	23,636,922

	Netherlands (3.4%)
	Media
262,248	Reed Elsevier N.V.	3,080,207

	Metals & Mining
137,486	ArcelorMittal	2,210,111

	Total Netherlands	5,290,318

	Portugal (1.3%)
	Oil, Gas & Consumable Fuels
155,096	Galp Energia SGPS SA, Class B	2,099,131

	Spain (3.9%)
	Commercial Banks
427,701	Banco Bilbao Vizcaya Argentaria SA	2,801,719

	Information Technology Services
155,493	Amadeus IT Holding SA, Class A (b)	3,364,336

	Total Spain	6,166,055

	Sweden (1.3%)
	Wireless Telecommunication Services
23,053	Millicom International Cellular SA SDR	2,088,131

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

	Switzerland (15.2%)
	Food Products
142,628	Nestle SA (Registered)	$8,772,725

	Insurance
15,519	Zurich Insurance Group AG (a)	3,460,500

	Pharmaceuticals
105,954	Novartis AG (Registered)	6,218,544
31,334	Roche Holding AG (Genusschein)	5,562,001

		11,780,545

	Total Switzerland	24,013,770

	United Kingdom (46.2%)
	Aerospace & Defense
311,934	Rolls-Royce Holdings PLC (a)	4,159,505

	Commercial Banks
996,605	Barclays PLC	2,625,046
798,688	HSBC Holdings PLC	6,685,620

		9,310,666

	Household Products
72,547	Reckitt Benckiser Group PLC	3,988,961

	Insurance
324,373	Prudential PLC	3,880,376

	Metals & Mining
105,012	Anglo American PLC	3,128,219
214,954	Xstrata PLC	2,858,230

		5,986,449

	Oil, Gas & Consumable Fuels
256,210	BG Group PLC	5,069,440
848,627	BP PLC	5,655,376
183,329	Royal Dutch Shell PLC, Class A	6,245,907
130,833	Tullow Oil PLC	2,646,132

		19,616,855

	Pharmaceuticals
248,271	GlaxoSmithKline PLC	5,716,162

	Professional Services
221,289	Experian PLC	3,292,537

	Tobacco
110,974	British American Tobacco PLC	5,911,331
108,360	Imperial Tobacco Group PLC	4,211,629

		10,122,960

	Wireless Telecommunication Services
2,391,554	Vodafone Group PLC	6,846,767

	Total United Kingdom	72,921,238

	Total Common Stocks (Cost $147,891,695)	154,620,145

PRINCIPAL AMOUNT (000)
	Short-Term Investments (4.0%)
	Securities held as Collateral on Loaned Securities (1.6%)
	Repurchase Agreements (0.4%)
$112	Barclays Capital, Inc. (0.18%, dated 07/31/12, due 08/01/12; proceeds $111,517; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 2.50% due 07/01/27; valued at $113,747)	111,517
186	Deutsche Bank Securities, Inc. (0.19%, dated 07/31/12, due 08/01/12; proceeds $185,862; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 7.00% due 10/01/38; valued at $189,579)	185,862
297	Merrill Lynch & Co., Inc. (0.19%, dated 07/31/12, due 08/01/12; proceeds $297,379; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.50% due 01/01/31 - 07/01/42; valued at $303,326)	297,379

	Total Repurchase Agreements (Cost $594,758)	594,758

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (1.2%)
1,948	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,947,950) (c)		$1,947,950

	Total Securities held as Collateral on Loaned Securities (Cost $2,542,708)		2,542,708

	Investment Company (2.4%)
3,746	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,745,612) (c)		3,745,612

	Total Short-Term Investments (Cost $6,288,320)		6,288,320

	Total Investments (Cost $154,180,015) (d)(e)	101.9%	160,908,465
	Liabilities in Excess of Other Assets	(1.9)	(3,002,105)

	Net Assets	100.0%	$157,906,360

SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at July 31, 2012 were $2,523,852 and $2,583,111, respectively. The Fund received cash collateral of $2,542,708 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of July 31, 2012, there was uninvested cash of $40,403 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(d)	Securities are available for collateral in connection with open foreign currency exchange contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ July 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at July 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION

State Street Bank London	GBP	10,320,000	EUR	12,945,000	08/14/12	$(250,460)
State Street Bank London	EUR	4,260,477	GBP	3,325,000	08/14/12	(29,721)

	Total Unrealized Depreciation					$(280,181)

Currency Abbreviations:

        EUR                Euro.

        GBP                British Pound.

Morgan Stanley European Equity Fund Inc.

Summary of Investments ¡ July 31, 2012 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	$21,715,986		13.7%
Pharmaceuticals	21,281,415		13.4
Commercial Banks	17,048,354		10.8
Insurance	10,368,616		6.6
Tobacco	10,122,960		6.4
Wireless Telecommunication Services	8,934,898		5.6
Food Products	8,772,725		5.5
Metals & Mining	8,196,560		5.2
Automobiles	6,634,278		4.2
Media	5,586,389		3.5
Machinery	4,926,676		3.1
Industrial Conglomerates	4,388,424		2.8
Aerospace & Defense	4,159,505		2.6
Household Products	3,988,961		2.5
Health Care Providers & Services	3,789,858		2.4
Investment Company	3,745,612		2.4
Information Technology Services	3,364,336		2.1
Professional Services	3,292,537		2.1
Electrical Equipment	3,036,332		1.9
Chemicals	2,661,266		1.7
Hotels, Restaurants & Leisure	2,350,069		1.5
	$158,365,757	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities. Also does not include open foreign currency exchange contracts with total unrealized depreciation of $280,181.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments ¡ July 31, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$4,159,505	$—	$—	$4,159,505
Automobiles	6,634,278	—	—	6,634,278
Chemicals	2,661,266	—	—	2,661,266
Commercial Banks	17,048,354	—	—	17,048,354
Electrical Equipment	3,036,332	—	—	3,036,332
Food Products	8,772,725	—	—	8,772,725
Health Care Providers & Services	3,789,858	—	—	3,789,858
Hotels, Restaurants & Leisure	2,350,069	—	—	2,350,069
Household Products	3,988,961	—	—	3,988,961
Industrial Conglomerates	4,388,424	—	—	4,388,424
Information Technology Services	3,364,336	—	—	3,364,336
Insurance	10,368,616	—	—	10,368,616
Machinery	4,926,676	—	—	4,926,676
Media	5,586,389	—	—	5,586,389
Metals & Mining	8,196,560	—	—	8,196,560
Oil, Gas & Consumable Fuels	21,715,986	—	—	21,715,986
Pharmaceuticals	21,281,415	—	—	21,281,415
Professional Services	3,292,537	—	—	3,292,537
Tobacco	10,122,960	—	—	10,122,960
Wireless Telecommunication Services	8,934,898	—	—	8,934,898
Total Common Stocks	154,620,145	—	—	154,620,145
Short-Term Investments
Repurchase Agreements	—	594,758	—	594,758
Investment Company	5,693,562	—	—	5,693,562
Total Short-Term Investments	5,693,562	594,758	—	6,288,320
Total Assets	160,313,707	594,758	—	160,908,465
Liabilities:
Foreign Currency Exchange Contracts	—	(280,181)	—	(280,181)
Total	$160,313,707	$314,577	$—	$160,628,284

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2012, securities with a total value of $146,644,422 transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

September 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

September 19, 2012